Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impairment, long-lived asset	$ 0	$ 0
Finance lease, liability	0	0
Exchange ratio			1
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Cost share R&D expenses, gross	727,000	233,000
Threshold per asset	5,000
Cost Share Project, Property and Equipment Purchases
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Cost share R&D expenses, gross	$ 36,000	$ 65,000
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share (in shares)	9,470,382	11,426,653
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share (in shares)	1,252,166